Note 2 - Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2017
Ship Owning Crew Contract Term	270 days
Number of Reportable Segments	1
Minimum [Member] | Vessels [Member]
Property, Plant and Equipment, Useful Life	25 years